DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Standards Prior to Adoption [Abstract]
Total assets	$ 61,047	$ 37,974	$ 65,164	$ 44,922
Equity	13,145	16,360	24,687	22,956	$ 10,963	$ 27,812
Finance expenses	4,734	974	20,259	718	155
Operating loss	(11,096)	(6,713)	(33,644)	(19,490)	$ (23,709)
Loss before taxes on income	$ (15,481)	$ (7,391)	(52,861)	$ (19,011)
IFRS 16 [Member]
New Standards Prior to Adoption [Abstract]
Total assets			7,523
Total liabilities			(7,523)
Equity			0
Lease expenses			(1,940)
Depreciation			1,928
Finance expenses			94
Operating loss			12
Loss before taxes on income			$ (82)